Notes Payable-Related Party (Details Narrative) - Officers And Directors [Member] - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Notes payable related party	$ 694,257		$ 988,672
Accrued interest	$ 3,956	$ 12,956